INCOME TAXES (Details Narrative)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards for Federal and state	$ 1,408,000
Net operating loss carryforwards limitation percentage	80.00%